Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Equipment

5. Equipment:

2022	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$175,773	$148,266	$27,507
Furniture and fixtures	16,517	10,502	6,015
	$192,290	$158,768	$33,522

2021	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$152,967	$139,590	$13,377
Furniture and fixtures	16,517	9,371	7,146
	$169,484	$148,961	$20,523

Depreciation expense was $9,807 (2021 - $9,468 and 2020 - $8,555) for the year ended December 31, 2022.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2022, 2021 and 2020